UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, DC  20549"

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.                Name and address of issuer:

                  The Flex-funds
                  6000 Memorial Drive
                  P.O. Box 7177
                  "Dublin, Ohio  43017"

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes "of securities of the issuer, check the box but do not list series" or classes): [ ]

                  The Total Return Utilities Fund

3.                Investment Company Act File Number:  811-3462

                  Securities Act File Number:   033-88420

4(a).             Last day of fiscal year for which this Form is filed:
                  "December 31, 1999"

4(b).    [  ]     "Check box if this Form is being filed late (i.e., more "
                  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: "If the Form is being filed late, interest must " be paid on the registration fee due.

4(c).    [  ]     Check box if this is the last time the issuer will be
                  filing this Form.

5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year pursuant to
                  section 24(f):    "$8,793,378 "

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:      "$5,634,736 "

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year "ending no earlier than October 11, 1995 " that were not previously used to reduce registration fees payable to the Commission: $0

         (iv) Total available redemption credits [add Items 5(ii) and 5(iii)]: "$5,634,736 "

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(I)]: "$3,158,642 "

         (vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from

                  Item 5(I)]:       $0

         (vii)    Multiplier for determining registration fee (See
                  Instruction C.9):

                  x         0.000264

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                  =        $834

6.                Prepaid Shares

                  If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect "before [effective date of rescission of rule 24e-2], then " report the amount of securities (number of shares or other units) deducted here: $0

                  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that "are available for use by the issuer in future fiscal years," then state that number here: $0

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                  $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                  =        $834

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  "March 24, 2000"

Method of Delivery:

         [X]      Wire Transfer
         [  ]     Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Bruce E. McKibben
                              ---------------------------------
                              "BRUCE E. MCKIBBEN, ASSISTANT TREASURER"

Date:             "March 22, 2000"

* Please print the name and title of the signing officer below the signature.